Financial Instruments and Fair Value Measurements - Derivatives Not Designated As Hedging Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives not designated as hedging instruments
Gain/(Loss) on interest rate swaps	$ (15,528)	$ 8,373	$ (54,073)
Total	(15,528)	8,373	(54,073)
Loss on interest rate swaps
Derivatives not designated as hedging instruments
Gain/(Loss) on interest rate swaps	$ (15,528)	$ 8,373	$ (54,073)